Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 25, 2017	Mar. 26, 2016	Mar. 28, 2015
Fair Value Disclosures [Abstract]
Percentage of consolidated sale	42.00%	39.00%	36.00%
Bank indebtedness	$ 70,434	$ 62,431
Long-term debt bearing interest at variable rates	30,900	40,000
Fixed-rate long-term debt	2,400	12,400
Fair value of fixed long-term debt and other long-term liabilities	$ 2,300	$ 12,900